UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ];          Amendment Number:
This Amendment (Check only one):      [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Raiff Partners, Inc.
Address:                  152 West 57th Street, 29th Floor
                          New York, NY  10019

Form 13F File Number:     28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Sheldon Brody
Title:     Chief Financial Officer
Phone:     212-247-6509

Signature, Place and Date of Signing:

/s/ Sheldon Brody                 New York, NY               February 13, 2013
-----------------                 ------------               -----------------

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE
Raiff Partners, Inc.
28-5866

Report Summary:

Number of other Included Managers:                              3
Form 13F Information Table Entry Total:                        29
Form 13F Information Table Value Total:      $ 86,574 (thousands)

List of Other Included Managers:

No.    Form 13F File No.     Name
---    -----------------     ----

01     28-5534               Centurion Advisors, L.P.
02     28-5414               Centurion Investment Group, L.P.
03     28-7106               Centurion Investors, LLC

                            FORM 13F AS OF 12/31/12
                    REPORTING MANAGER: RAIFF PARTNERS, INC.

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                                                             Fair      Shares or
Name of Issuer                      Title        Cusip   Market Value  Principal  SH/  PUT/  Investment   Other    Voting Authority
                                    of Class     Number    x $1,000     Amount    PRN  CALL  Discretion  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
AMER INTL GROUP INC                 CS NEW     026874784      4,766    135,000    SH          DEFINED     1,2,3   135,000
APOLLO INVESTMENT CORP              CS         03761U106      6,019    720,000    SH          DEFINED     1,2,3   720,000
APPLE INC                           CS         037833100     12,932     24,300    SH          DEFINED     1,2,3    24,300
ARES CAPITAL CORPORATION            CS         04010L103      6,650    380,000    SH          DEFINED     1,2,3   380,000
BARCLAYS PLC ADR                    ADR        06738E204         87      5,000    SH          DEFINED     1,2,3     5,000
BP P L C SPONSORED ADR              SP ADR     055622104        416     10,000    SH          DEFINED     1,2,3    10,000
CENTURYLINK INC                     CS         156700106      5,086    130,000    SH          DEFINED     1,2,3   130,000
CHIMERA INVESTMENT CORP             CS         16934Q109      1,370    525,000    SH          DEFINED     1,2,3   525,000
CNA FINANCIAL CORP                  CS         126117100        280     10,000    SH          DEFINED     1,2,3    10,000
CREDIT SUISSE HIGH YIELD BOND FUND  SH BEN
                                    INT        22544F103      1,264    395,000    SH          DEFINED     1,2,3   395,000
CROCS INC                           CS         227046109      1,943    135,000    SH          DEFINED     1,2,3   135,000
DELTA AIR LINES                     CS NEW     247361702      5,045    425,000    SH          DEFINED     1,2,3   425,000
GENERAL MOTORS CORP                 CS         37045V100      2,018     70,000    SH          DEFINED     1,2,3    70,000
HAWAIIAN HOLDINGS INC               CS         419879101      1,117    170,000    SH          DEFINED     1,2,3   170,000
INTEL CORP                          CS         458140100      4,949    240,000    SH          DEFINED     1,2,3   240,000
KKR FINANCIAL HOLDINGS LLC          CS         48248A306      4,435    420,000    SH          DEFINED     1,2,3   420,000
LIMITED BRANDS INC                  CS         532716107      4,235     90,000    SH          DEFINED     1,2,3    90,000
LINN CO LLC                         CS LTD
                                    INT        535782106      1,265     35,000    SH          DEFINED     1,2,3    35,000
LINN ENERGY LLC                     UNIT LTD
                                    LIAB       536020100      1,057     30,000    SH          DEFINED     1,2,3    30,000
MACYS INC                           CS         55616P104        976     25,000    SH          DEFINED     1,2,3    25,000
OAKTREE CAPITAL GROUP LLC           UNIT       674001201      2,820     62,000    SH          DEFINED     1,2,3    62,000
PENNEY J C CO INC                   CS         708160106        753     38,200    SH          DEFINED     1,2,3    38,200
REGAL ENTERTAINMENT GROUP  CLASS A  CLA        758766109      2,790    200,000    SH          DEFINED     1,2,3   200,000
SEADRILL,LIMITED                    SHS        G7945E105      2,944     80,000    SH          DEFINED     1,2,3    80,000
SPARK NETWORKS INC                  CS         84651P100        585     75,000    SH          DEFINED     1,2,3    75,000
SPIRIT REALTY CAPITAL INC           CS         84860F109      3,112    175,000    SH          DEFINED     1,2,3   175,000
STARWOOD PROPERTY TRUST INC         CS         85571B105      1,837     80,000    SH          DEFINED     1,2,3    80,000
TRIPADVISOR INC                     CS         896945201      2,180     52,000    SH          DEFINED     1,2,3    52,000
US AIRWAYS GROUP INC                CS         90341W108      3,645    270,000    SH          DEFINED     1,2,3   270,000


TOTAL PORTFOLIO                                              86,574

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